Profit from Operations - Other Operating Expenses - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 15.9	£ 15.3	£ 17.8
Remuneration of auditor, all other fees	0.1	0.1	0.2
Remuneration of auditor, other audit-related fees	0.4	0.4	0.5
Remuneration of auditor, tax fees	0.0	0.0	0.2
Research and development costs including employee benefit costs and depreciation	376.0	258.0	191.0
Employee Benefit Reductions
Other Operating Expenses [Line Items]
Research and development costs including employee benefit costs and depreciation	65.0
Audit Related Assurance Services | Reynolds American Inc.
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees			7.7
Audit Related Assurance Services | Sarbanes-Oxley
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	4.4	8.7	0.0
Other Assurance Services | Reynolds American Inc.
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees			3.5
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Remuneration of auditor	25.2	25.2	29.9
Remuneration of auditor, audit fees	15.8	15.1	17.6
Remuneration of auditor, all other fees	9.4	10.1	12.3
KPMG LLP Firms and Associates | SEC Regulations
Other Operating Expenses [Line Items]
Remuneration of auditor	25.1	25.2	30.1
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	8.5	9.4	8.0
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Remuneration of auditor, all other fees	0.5	0.3	4.1
Accounting firms
Other Operating Expenses [Line Items]
Remuneration of auditor, audit fees	£ 24.7	£ 24.7	£ 29.2